Cash and Cash Equivalents and Temporary Investments - Temporary investments (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents and Temporary Investments
Short-term investments	$ 47,649	$ 44,816
Other financial assets	5,942,500	5,258,432
Current maturities of non-current held-to-maturity securities	23,529	194,971
Total temporary investments	6,013,678	5,498,219
Consolidated finance income a fair value gain of equity instruments held for trading	$ 787,298	$ 395,462	$ 503,797